EQUTIY	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
EQUTIY

8. EQUTIY

During October 2015, $350,000 of subscription receivable was fully collected from the shareholders.

On February 8, 2016, a Share Exchange Agreement ("Share Exchange Agreement") was entered into by and among American BriVision (Holding) Corporation (the "Company"), American BriVision Corporation ("BriVision"), Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of People's Republic of China ("Euro-Asia"), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of common stock of the Company, and the owners of record of all of the issued share capital of BriVision (the "BriVision Stock"). Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company should issue 166,273,921(52,936,583 pre-stock split) shares (the "Acquisition Stock") (subject to adjustment for fractionalized shares as set forth below) of the Company's common stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company's common stock owned by Euro-Asia should be cancelled and retired to treasury. The Acquisition Stock collectively should represent 79.70% of the issued and outstanding common stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of BriVision's common stock were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921(52,936,583 pre-stock split) shares of Company's common stock and BriVision became a wholly owned subsidiary, of the Company. The holders of Company's common stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company's common stock, Because of the exchange of the BriVision Stock for the Acquisition Stock (the "Share Exchange"), BriVision became a wholly owned subsidiary (the "Subsidiary") of the Company and there was a change of control of the Company following the closing. There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

On March 21, 2016, the Board of Directors of the Company approved an amendment to Articles of Incorporation to effect a forward split at a ratio of 1 to 3:141 (the “Forward Stock Split”) and increase the number of our authorized shares of common stock, par value $0.001 per share, to 360,000,000, which was effective on April 8, 2016.

The majority of the shareholders of the Company approved the amendment to Articles of Incorporation.

Metu Brands, Inc [Member]
EQUTIY

Note 6 — Equity

Common Stock

As of September 30, 2014 the Company had 11,144 common shares issued and outstanding and 90,000,000 shares of Common Stock authorized par value $0.001 and the holders of the Company's common stock are entitled to one vote per each share of common stock held. Additionally as part of the bankruptcy sale the Company has had a reverse stock split of  5,000 for 1 on August 13, 2014 which has been reflected retroactively in these financial statements. 30,000,000 shares of common stock was issued to Shulamit Lazar for her initial $20,000 deposit to purchase the company. The Company also issued 30,000,000 shares of common stock in the year ended September 30, 2015 to a related party (Shulamit Lazar) for services valued at $30,000. As of September 30, 2015 the company had 60,011,144 common shares outstanding.

Preferred Stock

As of September 30, 2015 the Company had 10,000,000 shares of Preferred Stock authorized par value $.001 and the holders of the Company's Preferred Stock can convert each share into 100,000 shares of voting Common Stock. Additionally each Preferred Share is entitled to the voting rights 100,000 common stock shares. Subsequent to the date of these financial statements but prior to issuance the preferred shares have been amended to carry voting and conversion rights equal to 20,000 common shares each. The Company had 271 shares issued during bankruptcy to Innovation Consulting LLC for $5,000 and 271 shares were issued and outstanding as of September 30, 2015.